Other Income - Net - Schedule of details of Tower Assets Related to Group as at Completion Date and the Gain on Group's Tower Assets Disposal (Detail) ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of proceeds receivable for the transfer of tower assets [line items]
Property, plant and equipment		¥ 416,596	$ 64,030	¥ 451,115	¥ 454,631
Other current assets		76,722	11,792	82,218
Other non-current assets		495,261	$ 76,121	531,936
Carrying amount [member]
Disclosure of proceeds receivable for the transfer of tower assets [line items]
Property, plant and equipment		1,018,447		1,046,539	¥ 1,022,907
China Tower Corporation Limited [member]
Disclosure of proceeds receivable for the transfer of tower assets [line items]
Other current assets		30,517		39,565
Other non-current assets		292,126		¥ 272,103
Consideration	¥ 54,658	54,658
Relevant expenses and taxes		(320)
Gain on the Group's Tower Assets Disposal		12,860
Deferred gain from the Group's Tower Assets Disposal		(3,614)
Disposal gain recognized		9,246
China Tower Corporation Limited [member] | Carrying amount [member]
Disclosure of proceeds receivable for the transfer of tower assets [line items]
Property, plant and equipment		37,632
Other current assets		829
Other non-current assets		3,017
The Group's Tower Assets disposed of		¥ 41,478